Pledged Assets - Additional Information (Detail) - TWD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Certificates of deposit [member]
Disclosure of Pledged Assets [Line Items]
Financial assets pledged as collateral	$ 124.2	$ 165.6